Deposits - Schedule of Additional Information Regarding the Bank's Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deposits
Aggregate amount of $100,000 or more	$ 5,411,881	$ 4,407,608
Aggregate amount of deposits in the New York Agency	1,581,865	1,250,524
Interest expense on deposits made in the New York Agency	$ 88,668	$ 53,885	$ 12,334